Commitments for Expenditure - Summary of Commitments For Inventory Purchase (Details)	12 Months Ended
Dec. 31, 2023
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2023 ~ 2033
Contracted amounts	21,400 Ton U3O8
Conversion
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2023 ~ 2030
Contracted amounts	16,300 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2023 ~ 2032
Contracted amounts	18,893 Ton SWU